Assets held for sale	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Assets held for sale

15	Assets held for sale
15.1 Transaction
The sale of all the shares of the Company’s subsidiaries Embraer Portugal Estruturas Metálicas S.A. (“EEM”) and Embraer Portugal Estruturas em Compósitos S.A. (“EEC”) to Aernnova Aerospace, SAU, headquartered in Spain (“Aernnova”), was approved by the Board of Directors on November 11, 2021, and concluded through a binding agreement signed by the Company on January 11, 2022.
EEM and EEC were dedicated to supplying certain components used in the manufacture of aircraft by the Company and by Embraer Executive Aircraft, LLC (United States).
The Transaction is an integral part of the Company’s assets optimization which aims at maximizing facilities use and profitability improvement. In this context, the Company and Aernnova established supply agreements effective as of the closing of the Transaction that would aim to provide the continuous supply of metallic and composite components at fixed prices consistent with the Company’s Strategic Plan.
The closing of the transaction took place on May 2, 2022, the date on which Aernnova took over the operation of the EEM and EEC industrial plants upon payment of US$ 175. The net assets derecognized included US$ 15.7 of cash and cash equivalents, therefore, the net cash inflow in the statements of cash flows with this transaction was US$ 158.2.
The Company recognized in the annual financial statements as of December 31, 2021, an estimated impairment loss measured based on the fair value of the contract less selling expenses in the group of assets held for sale of US$ 45.0 At the closing of the Transaction, an additional loss of US$ 5.9 was recognized arising from the price adjustment and certain conditions approved by the parties in an amendment signed on May 2, 2022.

ASSETS HELD FOR SALE	04.30.2022	12.31.2021	LIABILITIES HELD FOR SALE	04.30.2022	12.31.2021

Cash and cash equivalents	15.7	20.3	Trade accounts payable	13.5	13.7
Trade accounts receivable, net	1.3	0.9	Other payables	3.6	2.5
Inventories	60.4	59.0	Taxes and payroll charges payable	0.6	0.4
Income tax and social contribution	—	0.5	Income tax and social contribution	0.1	—
Other assets	6.0	6.3	Unearned income	27.9	28.5
Guarantee deposits	0.2	0.2
Deferred income tax and social contribution	1.6	1.7

Property, plant and equipment, net*	136.1	141.9		45.7	45.1

Intangible assets, net	0.2	0.1	Net assets to be disposed	175.8	185.8

Total	221.5	230.9	Total	221.5	230.9

*	Property, plant and equipment included in the assets held for sale (US$ 136.1) are presented net of impairment losses in the amount of US$ 50.9 measured based on the fair value less cost to sell.